Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES
5.	INVENTORIES
  Inventories consist of the following:
	December 31,	December 31,
	2024	2023
Finished goods	$35,776	$33,069
Impairment loss	(2,765)	(194)
Total Inventory, net	33,011	32,875